RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS [Abstract]
Summary of Loans to Directors and Executive Officers
A summary of loans to our directors and executive officers (which includes loans to entities in which the individual owns a 10% or more voting interest) for the years ended December 31 follows:

	2020	2019
	(In thousands)

Balance at beginning of year	$13,077	$14,205
New loans and advances	417	713
Repayments	(11,078)	(1,841)
Balance at end of year	$2,416	$13,077